Note 6 - Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

6. ACCRUED LIABILITIES

Other accrued expenses consisted of the following at December 31, 2022 and 2021 (in thousands):

	2022	2021
Advances	$425	$500
Accrued interest	56	28
Other accrued expenses	5	27
	$486	$555

Advances include amounts received from litigation counsel as advanced reimbursement of out-of-pocket expenses expected to be incurred by us.